Promissory Notes	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Promissory Notes

Note 6 – Promissory Notes

On March 1, 2023, the Company entered into three promissory notes with not related investors that provide for a maximum aggregate borrowing amount of up to $476,500. These notes are non-interest bearing and are due at the closing of the business combination. As of March 31, 2023, $301,500 was drawn and outstanding under the promissory notes.